Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share
	June 30, 2022	June 30, 2021
Stock-based compensation awards – SI Plan	4,263,065	—
Stock-based compensation awards – EI Plan	28,211,821	31,125,216
Stock-based compensation awards – STI Plan	8,255,472	9,285,845
Public Warrants	22,977,568	—
Private Warrants	674,551	—
Other warrants	4,544,258	3,357,175
Convertible notes payable	9,009,166	9,009,166
Total	77,935,901	52,777,402

	2021	2020
Stock-based compensation awards – EI Plan	31,962,921	30,402,801
Stock-based compensation awards – STI Plan	9,526,727	6,490,208
Public Warrants	22,977,568	—
Private Warrants	674,551	—
Other warrants	4,544,258	272,730
Convertible notes payable	9,009,210	—
Total	78,695,235	37,165,739